Disclosure of detailed information about exploration expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Expenditures	$ 8,141,668	$ 6,334,119	$ 6,415,533
Recoveries	(2,192,574)	(1,863,045)	(1,415,574)
Net Expenditures	5,949,094	4,471,074	4,999,959
Administration Cost [Member]
Statements Line Items
Expenditures	555,841	376,742	350,580
Assays [Member]
Statements Line Items
Expenditures	109,693	39,670	16,752
Drilling / Trenching [Member]
Statements Line Items
Expenditures	289,568	103,021	450,712
Land and Legal [Member]
Statements Line Items
Expenditures	342,419	323,437	495,388
Logistics [Member]
Statements Line Items
Expenditures	773,069	229,336	178,066
Personnel [Member]
Statements Line Items
Expenditures	2,895,002	2,554,447	2,581,230
Property Cost [Member]
Statements Line Items
Expenditures	960,176	1,344,906	964,543
Professional Services [Member]
Statements Line Items
Expenditures	240,450	277,449	252,690
Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	788,973	739,585	502,857
Technical Studies [Member]
Statements Line Items
Expenditures	786,312	97,224	384,634
Travel [Member]
Statements Line Items
Expenditures	400,165	248,302	238,081
Recoveries [Member]
Statements Line Items
Recoveries	(1,832,609)	(721,968)	(721,319)
Operator fees [Member]
Statements Line Items
Recoveries	(110,307)	(29,770)	(57,534)
Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	(220,281)	(1,047,560)	(501,232)
Other Property Income [Member]
Statements Line Items
Recoveries	(29,377)	(63,747)	(135,489)
Asia Pacific - New Zealand [Member]
Statements Line Items
Expenditures		68,732	39,946
Recoveries		(31,783)	(207,719)
Net Expenditures		36,949	(167,773)
Asia Pacific - New Zealand [Member] | Administration Cost [Member]
Statements Line Items
Expenditures		40,765	2,220
Asia Pacific - New Zealand [Member] | Assays [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific - New Zealand [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific - New Zealand [Member] | Land and Legal [Member]
Statements Line Items
Expenditures		3,511	0
Asia Pacific - New Zealand [Member] | Logistics [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific - New Zealand [Member] | Personnel [Member]
Statements Line Items
Expenditures		13,606	0
Asia Pacific - New Zealand [Member] | Property Cost [Member]
Statements Line Items
Expenditures		3,965	37,230
Asia Pacific - New Zealand [Member] | Professional Services [Member]
Statements Line Items
Expenditures		0	496
Asia Pacific - New Zealand [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures		5,318	0
Asia Pacific - New Zealand [Member] | Technical Studies [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific - New Zealand [Member] | Travel [Member]
Statements Line Items
Expenditures		1,567	0
Asia Pacific - New Zealand [Member] | Recoveries [Member]
Statements Line Items
Recoveries		(26,434)	0
Asia Pacific - New Zealand [Member] | Operator fees [Member]
Statements Line Items
Recoveries		0	0
Asia Pacific - New Zealand [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries		0	(180,476)
Asia Pacific - New Zealand [Member] | Other Property Income [Member]
Statements Line Items
Recoveries		(5,349)	(27,243)
Asia Pacific - Other [Member]
Statements Line Items
Expenditures		300,203	227,126
Recoveries		(31,578)	(48,781)
Net Expenditures		268,625	178,345
Asia Pacific - Other [Member] | Administration Cost [Member]
Statements Line Items
Expenditures		10,669	9,520
Asia Pacific - Other [Member] | Assays [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific - Other [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific - Other [Member] | Land and Legal [Member]
Statements Line Items
Expenditures		15,334	23,778
Asia Pacific - Other [Member] | Logistics [Member]
Statements Line Items
Expenditures		0	9,155
Asia Pacific - Other [Member] | Personnel [Member]
Statements Line Items
Expenditures		106,659	99,751
Asia Pacific - Other [Member] | Property Cost [Member]
Statements Line Items
Expenditures		25,238	47,219
Asia Pacific - Other [Member] | Professional Services [Member]
Statements Line Items
Expenditures		72,497	1,772
Asia Pacific - Other [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures		28,456	17,673
Asia Pacific - Other [Member] | Technical Studies [Member]
Statements Line Items
Expenditures		34,506	11,397
Asia Pacific - Other [Member] | Travel [Member]
Statements Line Items
Expenditures		6,844	6,861
Asia Pacific - Other [Member] | Recoveries [Member]
Statements Line Items
Recoveries		(31,578)	(48,781)
Asia Pacific - Other [Member] | Operator fees [Member]
Statements Line Items
Recoveries		0	0
Asia Pacific - Other [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries		0	0
Asia Pacific - Other [Member] | Other Property Income [Member]
Statements Line Items
Recoveries		0	0
Asia Pacific [Member]
Statements Line Items
Expenditures		368,935	267,072
Recoveries		(63,361)	(256,500)
Net Expenditures		305,574	10,572
Asia Pacific [Member] | Administration Cost [Member]
Statements Line Items
Expenditures		51,434	11,740
Asia Pacific [Member] | Assays [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures		0	0
Asia Pacific [Member] | Land and Legal [Member]
Statements Line Items
Expenditures		18,845	23,778
Asia Pacific [Member] | Logistics [Member]
Statements Line Items
Expenditures		0	9,155
Asia Pacific [Member] | Personnel [Member]
Statements Line Items
Expenditures		120,265	99,751
Asia Pacific [Member] | Property Cost [Member]
Statements Line Items
Expenditures		29,203	84,449
Asia Pacific [Member] | Professional Services [Member]
Statements Line Items
Expenditures		72,497	2,268
Asia Pacific [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures		33,774	17,673
Asia Pacific [Member] | Technical Studies [Member]
Statements Line Items
Expenditures		34,506	11,397
Asia Pacific [Member] | Travel [Member]
Statements Line Items
Expenditures		8,411	6,861
Asia Pacific [Member] | Recoveries [Member]
Statements Line Items
Recoveries		(58,012)	(48,781)
Asia Pacific [Member] | Operator fees [Member]
Statements Line Items
Recoveries		0	0
Asia Pacific [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries		0	(180,476)
Asia Pacific [Member] | Other Property Income [Member]
Statements Line Items
Recoveries		(5,349)	(27,243)
Haiti [Member]
Statements Line Items
Expenditures			148,455
Scandinavia [Member]
Statements Line Items
Expenditures	2,728,044	1,446,189	892,287
Recoveries	(1,277,034)	(989,088)	0
Net Expenditures	1,451,010	457,101	892,287
Scandinavia [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	142,212	67,159	37,498
Scandinavia [Member] | Assays [Member]
Statements Line Items
Expenditures	58,853	24,972	8,596
Scandinavia [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0	13,509	76,687
Scandinavia [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	110,466	73,870	48,632
Scandinavia [Member] | Logistics [Member]
Statements Line Items
Expenditures	572,789	26,040	14,535
Scandinavia [Member] | Personnel [Member]
Statements Line Items
Expenditures	736,017	566,367	195,223
Scandinavia [Member] | Property Cost [Member]
Statements Line Items
Expenditures	150,476	347,792	165,640
Scandinavia [Member] | Professional Services [Member]
Statements Line Items
Expenditures	21,976	77,768	135,527
Scandinavia [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	222,860	111,887	40,285
Scandinavia [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	539,080	17,921	106,093
Scandinavia [Member] | Travel [Member]
Statements Line Items
Expenditures	173,315	118,904	63,571
Scandinavia [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(1,194,456)	(239,088)	0
Scandinavia [Member] | Operator fees [Member]
Statements Line Items
Recoveries	(68,911)	0	0
Scandinavia [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	0	(750,000)	0
Scandinavia [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	(13,667)	0	0
Turkey - Akarca [Member]
Statements Line Items
Expenditures			726,614
Recoveries			(43,550)
Net Expenditures			683,064
Turkey - Akarca [Member] | Administration Cost [Member]
Statements Line Items
Expenditures			27,055
Turkey - Akarca [Member] | Assays [Member]
Statements Line Items
Expenditures			676
Turkey - Akarca [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures			44,283
Turkey - Akarca [Member] | Land and Legal [Member]
Statements Line Items
Expenditures			39,603
Turkey - Akarca [Member] | Logistics [Member]
Statements Line Items
Expenditures			13,810
Turkey - Akarca [Member] | Personnel [Member]
Statements Line Items
Expenditures			297,586
Turkey - Akarca [Member] | Property Cost [Member]
Statements Line Items
Expenditures			154,526
Turkey - Akarca [Member] | Professional Services [Member]
Statements Line Items
Expenditures			61,577
Turkey - Akarca [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures			32,805
Turkey - Akarca [Member] | Technical Studies [Member]
Statements Line Items
Expenditures			38,383
Turkey - Akarca [Member] | Travel [Member]
Statements Line Items
Expenditures			16,310
Turkey - Akarca [Member] | Recoveries [Member]
Statements Line Items
Recoveries			(43,550)
Turkey - Akarca [Member] | Operator fees [Member]
Statements Line Items
Recoveries			0
Turkey - Akarca [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries			0
Turkey - Akarca [Member] | Other Property Income [Member]
Statements Line Items
Recoveries			0
Turkey - Other [Member]
Statements Line Items
Expenditures			699,640
Recoveries			(226,612)
Net Expenditures			473,028
Turkey - Other [Member] | Administration Cost [Member]
Statements Line Items
Expenditures			92,397
Turkey - Other [Member] | Assays [Member]
Statements Line Items
Expenditures			0
Turkey - Other [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures			14,679
Turkey - Other [Member] | Land and Legal [Member]
Statements Line Items
Expenditures			160,831
Turkey - Other [Member] | Logistics [Member]
Statements Line Items
Expenditures			5,708
Turkey - Other [Member] | Personnel [Member]
Statements Line Items
Expenditures			264,527
Turkey - Other [Member] | Property Cost [Member]
Statements Line Items
Expenditures			32,426
Turkey - Other [Member] | Professional Services [Member]
Statements Line Items
Expenditures			22,029
Turkey - Other [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures			69,020
Turkey - Other [Member] | Technical Studies [Member]
Statements Line Items
Expenditures			6,544
Turkey - Other [Member] | Travel [Member]
Statements Line Items
Expenditures			31,479
Turkey - Other [Member] | Recoveries [Member]
Statements Line Items
Recoveries			0
Turkey - Other [Member] | Operator fees [Member]
Statements Line Items
Recoveries			0
Turkey - Other [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries			(170,146)
Turkey - Other [Member] | Other Property Income [Member]
Statements Line Items
Recoveries			(56,466)
Turkey [Member]
Statements Line Items
Expenditures	628,895	451,489	1,426,254
Recoveries	0	(143,664)	(270,162)
Net Expenditures	628,895	307,825	1,156,092
Turkey [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	145,471	65,877	119,452
Turkey [Member] | Assays [Member]
Statements Line Items
Expenditures	15,153	940	676
Turkey [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0	0	58,962
Turkey [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	25,386	23,062	200,434
Turkey [Member] | Logistics [Member]
Statements Line Items
Expenditures	0	1,379	19,518
Turkey [Member] | Personnel [Member]
Statements Line Items
Expenditures	113,473	175,649	562,113
Turkey [Member] | Property Cost [Member]
Statements Line Items
Expenditures	13,372	27,130	186,952
Turkey [Member] | Professional Services [Member]
Statements Line Items
Expenditures	164,294	93,506	83,606
Turkey [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	62,638	52,362	101,825
Turkey [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	73,143	0	44,927
Turkey [Member] | Travel [Member]
Statements Line Items
Expenditures	15,965	11,584	47,789
Turkey [Member] | Recoveries [Member]
Statements Line Items
Recoveries	0	(21,338)	(43,550)
Turkey [Member] | Operator fees [Member]
Statements Line Items
Recoveries	0	0	0
Turkey [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	0	(122,326)	(170,146)
Turkey [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	0	0	(56,466)
USA - Desert Star [Member]
Statements Line Items
Expenditures			53,983
Recoveries			(53,361)
Net Expenditures			622
USA - Desert Star [Member] | Administration Cost [Member]
Statements Line Items
Expenditures			25
USA - Desert Star [Member] | Assays [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Land and Legal [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Logistics [Member]
Statements Line Items
Expenditures			1,822
USA - Desert Star [Member] | Personnel [Member]
Statements Line Items
Expenditures			12,676
USA - Desert Star [Member] | Property Cost [Member]
Statements Line Items
Expenditures			39,460
USA - Desert Star [Member] | Professional Services [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Technical Studies [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Travel [Member]
Statements Line Items
Expenditures			0
USA - Desert Star [Member] | Recoveries [Member]
Statements Line Items
Recoveries			(51,833)
USA - Desert Star [Member] | Operator fees [Member]
Statements Line Items
Recoveries			(1,263)
USA - Desert Star [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries			0
USA - Desert Star [Member] | Other Property Income [Member]
Statements Line Items
Recoveries			(265)
USA - Kennecott [Member]
Statements Line Items
Expenditures	54,631	63,530	537,112
Recoveries	(214,200)	(144,254)	(645,928)
Net Expenditures	(159,569)	(80,724)	(108,816)
USA - Kennecott [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	166	74	109
USA - Kennecott [Member] | Assays [Member]
Statements Line Items
Expenditures	0	7,727	845
USA - Kennecott [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	3,369	370	314,972
USA - Kennecott [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	0	0	0
USA - Kennecott [Member] | Logistics [Member]
Statements Line Items
Expenditures	3,891	8,326	57,164
USA - Kennecott [Member] | Personnel [Member]
Statements Line Items
Expenditures	33,839	35,565	118,679
USA - Kennecott [Member] | Property Cost [Member]
Statements Line Items
Expenditures	9,764	363	2,677
USA - Kennecott [Member] | Professional Services [Member]
Statements Line Items
Expenditures	0	0	0
USA - Kennecott [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	0	0	0
USA - Kennecott [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	3,602	10,370	42,666
USA - Kennecott [Member] | Travel [Member]
Statements Line Items
Expenditures	0	735	0
USA - Kennecott [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(41,590)	(69,812)	(555,217)
USA - Kennecott [Member] | Operator fees [Member]
Statements Line Items
Recoveries	(4,160)	(7,451)	(56,271)
USA - Kennecott [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	(168,450)	(64,901)	(24,720)
USA - Kennecott [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	0	(2,090)	(9,720)
USA - Other [Member]
Statements Line Items
Expenditures	3,663,982	3,751,377	2,751,111
Recoveries	(221,790)	(354,274)	(187,583)
Net Expenditures	3,885,772	3,397,103	2,563,528
USA - Other [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	237,631	185,833	157,106
USA - Other [Member] | Assays [Member]
Statements Line Items
Expenditures	34,313	6,031	6,635
USA - Other [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0	89,142	91
USA - Other [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	185,568	198,126	182,160
USA - Other [Member] | Logistics [Member]
Statements Line Items
Expenditures	123,578	187,423	70,590
USA - Other [Member] | Personnel [Member]
Statements Line Items
Expenditures	1,745,051	1,593,930	1,420,907
USA - Other [Member] | Property Cost [Member]
Statements Line Items
Expenditures	690,686	901,022	485,365
USA - Other [Member] | Professional Services [Member]
Statements Line Items
Expenditures	11,285	6,498	13,664
USA - Other [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	460,414	476,569	295,008
USA - Other [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	770	2,554	16,107
USA - Other [Member] | Travel [Member]
Statements Line Items
Expenditures	174,686	104,249	103,478
USA - Other [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(221,790)	(166,028)	(21,938)
USA - Other [Member] | Operator fees [Member]
Statements Line Items
Recoveries	0	(22,319)	0
USA - Other [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	0	(110,333)	(125,890)
USA - Other [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	0	(55,594)	(39,755)
USA [Member]
Statements Line Items
Expenditures	4,268,032	3,878,815	3,342,206
Recoveries	(915,223)	(666,932)	(886,872)
Net Expenditures	3,352,809	3,211,883	2,455,334
USA [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	238,699	186,199	157,240
USA [Member] | Assays [Member]
Statements Line Items
Expenditures	35,687	13,758	7,480
USA [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	289,568	89,512	315,063
USA [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	185,568	198,126	182,160
USA [Member] | Logistics [Member]
Statements Line Items
Expenditures	196,188	201,917	129,576
USA [Member] | Personnel [Member]
Statements Line Items
Expenditures	1,911,840	1,647,547	1,552,262
USA [Member] | Property Cost [Member]
Statements Line Items
Expenditures	744,021	940,781	527,502
USA [Member] | Professional Services [Member]
Statements Line Items
Expenditures	11,416	6,498	13,664
USA [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	460,414	476,569	295,008
USA [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	18,616	12,924	58,773
USA [Member] | Travel [Member]
Statements Line Items
Expenditures	176,015	104,984	103,478
USA [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(638,153)	(403,530)	(628,988)
USA [Member] | Operator fees [Member]
Statements Line Items
Recoveries	(41,396)	(29,770)	(57,534)
USA [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	(220,281)	(175,234)	(150,610)
USA [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	(15,393)	(58,398)	(49,740)
Other [Member]
Statements Line Items
Expenditures	69,802	188,691	487,714
Recoveries	0	0	(2,040)
Net Expenditures	69,802	188,691	485,674
Other [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	645	6,073	24,650
Other [Member] | Assays [Member]
Statements Line Items
Expenditures	0	0	0
Other [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0	0	0
Other [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	2,846	9,534	40,384
Other [Member] | Logistics [Member]
Statements Line Items
Expenditures	0	0	5,282
Other [Member] | Personnel [Member]
Statements Line Items
Expenditures	11,887	44,619	171,881
Other [Member] | Property Cost [Member]
Statements Line Items
Expenditures	0	0	0
Other [Member] | Professional Services [Member]
Statements Line Items
Expenditures	15,301	27,180	17,625
Other [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	11,667	64,993	48,066
Other [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	21,901	31,873	163,444
Other [Member] | Travel [Member]
Statements Line Items
Expenditures	5,555	4,419	16,382
Other [Member] | Recoveries [Member]
Statements Line Items
Recoveries	0	0	0
Other [Member] | Operator fees [Member]
Statements Line Items
Recoveries	0	0	0
Other [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	0	0	0
Other [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	0	0	$ (2,040)
USA Anglo American [Member]
Statements Line Items
Expenditures	17,640	63,908
Recoveries	(68,673)	(168,404)
Net Expenditures	(51,033)	(104,496)
USA Anglo American [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	0	292
USA Anglo American [Member] | Assays [Member]
Statements Line Items
Expenditures	0	0
USA Anglo American [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0	0
USA Anglo American [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	0	0
USA Anglo American [Member] | Logistics [Member]
Statements Line Items
Expenditures	0	6,168
USA Anglo American [Member] | Personnel [Member]
Statements Line Items
Expenditures	1,105	18,052
USA Anglo American [Member] | Property Cost [Member]
Statements Line Items
Expenditures	16,512	39,396
USA Anglo American [Member] | Professional Services [Member]
Statements Line Items
Expenditures	0	0
USA Anglo American [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	0	0
USA Anglo American [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	0	0
USA Anglo American [Member] | Travel [Member]
Statements Line Items
Expenditures	23	0
USA Anglo American [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(16,842)	(167,690)
USA Anglo American [Member] | Operator fees [Member]
Statements Line Items
Recoveries	0	0
USA Anglo American [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Recoveries	(51,831)	0
USA Anglo American [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	0	$ (714)
USA Antofagasta [Member]
Statements Line Items
Expenditures	386,495
Recoveries	(455,714)
Net Expenditures	(69,219)
USA Antofagasta [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	621
USA Antofagasta [Member] | Assays [Member]
Statements Line Items
Expenditures	1,374
USA Antofagasta [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	286,199
USA Antofagasta [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	0
USA Antofagasta [Member] | Logistics [Member]
Statements Line Items
Expenditures	40,864
USA Antofagasta [Member] | Personnel [Member]
Statements Line Items
Expenditures	56,141
USA Antofagasta [Member] | Property Cost [Member]
Statements Line Items
Expenditures	1,296
USA Antofagasta [Member] | Professional Services [Member]
Statements Line Items
Expenditures	0
USA Antofagasta [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	0
USA Antofagasta [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	0
USA Antofagasta [Member] | Travel [Member]
Statements Line Items
Expenditures	0
USA Antofagasta [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(414,942)
USA Antofagasta [Member] | Operator fees [Member]
Statements Line Items
Recoveries	(28,631)
USA Antofagasta [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Expenditures	0
USA Antofagasta [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	(12,141)
USA South 32 [Member]
Statements Line Items
Expenditures	145,284
Recoveries	(398,427)
Net Expenditures	(253,143)
USA South 32 [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	281
USA South 32 [Member] | Assays [Member]
Statements Line Items
Expenditures	0
USA South 32 [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0
USA South 32 [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	0
USA South 32 [Member] | Logistics [Member]
Statements Line Items
Expenditures	27,855
USA South 32 [Member] | Personnel [Member]
Statements Line Items
Expenditures	75,704
USA South 32 [Member] | Property Cost [Member]
Statements Line Items
Expenditures	25,763
USA South 32 [Member] | Professional Services [Member]
Statements Line Items
Expenditures	131
USA South 32 [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	0
USA South 32 [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	14,244
USA South 32 [Member] | Travel [Member]
Statements Line Items
Expenditures	1,306
USA South 32 [Member] | Recoveries [Member]
Statements Line Items
Recoveries	(386,569)
USA South 32 [Member] | Operator fees [Member]
Statements Line Items
Recoveries	(8,605)
USA South 32 [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Expenditures	0
USA South 32 [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	(3,253)
Australia And New Zealand [Member]
Statements Line Items
Expenditures	446,895
Recoveries	(317)
Net Expenditures	446,578
Australia And New Zealand [Member] | Administration Cost [Member]
Statements Line Items
Expenditures	28,814
Australia And New Zealand [Member] | Assays [Member]
Statements Line Items
Expenditures	0
Australia And New Zealand [Member] | Drilling / Trenching [Member]
Statements Line Items
Expenditures	0
Australia And New Zealand [Member] | Land and Legal [Member]
Statements Line Items
Expenditures	18,153
Australia And New Zealand [Member] | Logistics [Member]
Statements Line Items
Expenditures	4,092
Australia And New Zealand [Member] | Personnel [Member]
Statements Line Items
Expenditures	121,785
Australia And New Zealand [Member] | Property Cost [Member]
Statements Line Items
Expenditures	52,307
Australia And New Zealand [Member] | Professional Services [Member]
Statements Line Items
Expenditures	27,463
Australia And New Zealand [Member] | Sharebased Payment Arrangement [Member]
Statements Line Items
Expenditures	31,394
Australia And New Zealand [Member] | Technical Studies [Member]
Statements Line Items
Expenditures	133,572
Australia And New Zealand [Member] | Travel [Member]
Statements Line Items
Expenditures	29,315
Australia And New Zealand [Member] | Recoveries [Member]
Statements Line Items
Recoveries	0
Australia And New Zealand [Member] | Operator fees [Member]
Statements Line Items
Recoveries	0
Australia And New Zealand [Member] | Option Payments & Shares Received [Member]
Statements Line Items
Expenditures	0
Australia And New Zealand [Member] | Other Property Income [Member]
Statements Line Items
Recoveries	$ (317)